Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable - gross	$ 28,094,299	$ 26,101,025
Allowance for doubtful accounts	(1,815,665)	(563,789)
Accounts receivable, net	$ 26,278,634	$ 25,537,236